ALLOWANCE FOR LOAN LOSSES (Schedule of Primary Segments of Allowance for Loan Losses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1		$ 548	$ 468	$ 418
Charge-offs
Recoveries
Provisions		70	80	50
ALLL balance at June 30		618	548	468
Individually evaluated for impairment
Collectively evaluated for impairment					618	548	468
Total ALLL balance		618	548	418	618	548	468
One To Four Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1		405	356	305
Charge-offs
Recoveries
Provisions		44	49	51
ALLL balance at June 30		449	405	356
Individually evaluated for impairment
Collectively evaluated for impairment					449	405	356
Total ALLL balance		449	405	305	449	405	356
Construction First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1		46	24	30
Charge-offs
Recoveries
Provisions		(8)	22	(6)
ALLL balance at June 30		38	46	24
Individually evaluated for impairment
Collectively evaluated for impairment					38	46	24
Total ALLL balance		38	46	30	38	46	24
Land Acquisition And Development First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1		10		5
Charge-offs
Recoveries
Provisions		(4)	10	(5)
ALLL balance at June 30		6	10
Individually evaluated for impairment
Collectively evaluated for impairment					6	10
Total ALLL balance		6	10	5	6	10
Multi Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1		17	18	20
Charge-offs
Recoveries
Provisions		9	(1)	(2)
ALLL balance at June 30		26	17	18
Individually evaluated for impairment
Collectively evaluated for impairment					26	17	18
Total ALLL balance		26	17	20	26	17	18
Commercial Real Estate Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1		37	35	20
Charge-offs
Recoveries
Provisions		29	2	15
ALLL balance at June 30		66	37	35
Individually evaluated for impairment
Collectively evaluated for impairment					66	37	35
Total ALLL balance		66	37	20	66	37	35
Consumer Loans [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1		30	31	34
Charge-offs
Recoveries
Provisions		2	(1)	(3)
ALLL balance at June 30		32	30	31
Individually evaluated for impairment
Collectively evaluated for impairment					32	30	31
Total ALLL balance		32	30	34	32	30	31
Commercial Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1	[1]	3	4	4
Charge-offs	[1]
Recoveries	[1]
Provisions	[1]	(2)	(1)
ALLL balance at June 30	[1]	1	3	4
Individually evaluated for impairment	[1]
Collectively evaluated for impairment	[1]				1	3	4
Total ALLL balance	[1]	$ 1	$ 3	$ 4	$ 1	$ 3	$ 4

[1]	Not secured by real estate.